OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Schedule of Other Assets

	Note	December 31, 2025 $	December 31, 2024 $
Ore stockpiles	6	66,754	53,885
Value added tax receivables		7,665	28,374
Income tax receivable		–	1,152
Unamortized transaction costs		949	1,390
Other		2,063	5,303
Total other non-current assets		77,431	90,104